Financial instruments and fair value disclosures (Details) - Financial assets at amortised cost - GBP (£)	Sep. 30, 2020	Sep. 30, 2019
Disclosure of financial assets [line items]
Carrying value	£ 317,666	£ 4,135,807
Fair value	317,666	4,135,807
Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying value	150,616	3,420,730
Fair value	150,616	3,420,730
Trade and other receivables
Disclosure of financial assets [line items]
Carrying value	167,050	715,077
Fair value	£ 167,050	£ 715,077